UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02661

Name of Fund:	BlackRock Funds VII, Inc.
BlackRock Sustainable International Equity Fund
BlackRock Sustainable U.S. Growth Fund
BlackRock Sustainable U.S. Value Equity Fund

Fund Address: 100	Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VII, Inc.,

    55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2022

Date of reporting period: 10/31/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Funds VII

• BlackRock Sustainable International Equity Fund

• BlackRock Sustainable U.S. Growth Equity Fund

• BlackRock Sustainable U.S. Value Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	10.91%	42.91%

U.S. small cap equities (Russell 2000® Index)	1.85	50.80

International equities (MSCI Europe, Australasia, Far East Index)	4.14	34.18

Emerging market equities (MSCI Emerging Markets Index)	(4.87)	16.96

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.06

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.59	(4.77)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.06	(0.48)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.33	2.76

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.36	10.53

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2021	BlackRock Sustainable International Equity Fund

Investment Objective

BlackRock Sustainable International Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

The Fund commenced operations on October 18, 2021.

Expense Example

	Actual					Hypothetical(a)

	Beginning Account Value (10/18/21)	(b)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(c)	Beginning Account Value (10/18/21)	(b)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(c)	Annualized Expense Ratio

Institutional	$ 1,000.00		$ 1,023.00	$ 0.20		$ 1,000.00		$ 1,001.31	$ 0.20		0.65%
Investor A	1,000.00		1,023.00	0.27		1,000.00		1,001.24	0.27		0.90
Class K	1,000.00		1,023.00	0.18		1,000.00		1,001.33	0.18		0.60

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Commencement of operations.
(c)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the period since inception date of October 18, 2021 to October 31, 2021).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	4%
ASML Holding NV	4
Sony Group Corp.	4
Schneider Electric SE	4
Rentokil Initial PLC	4
L’Oreal SA	4
Nestle SA, Registered Shares	4
AstraZeneca PLC	4
RELX PLC	4
BNP Paribas SA	3

GEOGRAPHIC ALLOCATION

Country	Percent of Net Assets

United Kingdom	19%
United States	17
France	14
Japan	14
Switzerland	10
Germany	9
Netherlands	7
Denmark	4
Spain	3
Sweden	3

(a)	Excludes short-term securities.

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Fund Summary as of October 31, 2021	BlackRock Sustainable U.S. Growth Equity Fund

Investment Objective

BlackRock Sustainable U.S. Growth Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

The Fund commenced operations on October 18, 2021.

Expense Example

	Actual					Hypothetical(a)

	Beginning Account Value (10/18/21)	(b)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(c)	Beginning Account Value (10/18/21)	(b)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(c)	Annualized Expense Ratio

Institutional	$ 1,000.00		$ 1,032.00	$ 0.21		$ 1,000.00		$ 1,001.30	$ 0.20		0.67%
Investor A	1,000.00		1,032.00	0.28		1,000.00		1,001.23	0.28		0.92
Class K	1,000.00		1,032.00	0.19		1,000.00		1,001.32	0.19		0.62

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Commencement of operations.
(c)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the period since inception date of October 18, 2021 to October 31, 2021).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	11%
Amazon.com, Inc.	8
Apple, Inc.	6
Alphabet, Inc., Class A	5
Intuit, Inc.	5
Visa, Inc., Class A	4
NVIDIA Corp.	4
S&P Global, Inc.	4
Tesla, Inc.	4
Etsy, Inc.	4

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	45%
Consumer Discretionary	18
Communication Services	11
Health Care	9
Industrials	6
Financials	4
Materials	3
Consumer Staples	3
Short-Term Securities	1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2021	BlackRock Sustainable U.S. Value Equity Fund

Investment Objective

BlackRock Sustainable U.S. Value Equity Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.

The Fund commenced operations on October 18, 2021.

Expense Example

	Actual					Hypothetical(a)

	Beginning Account Value (10/18/21)	(b)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(c)	Beginning Account Value (10/18/21)	(b)	Ending Account Value (10/31/21)	Expenses Paid During the Period	(c)	Annualized Expense Ratio

Institutional	$ 1,000.00		$ 1,015.00	$ 0.16		$ 1,000.00		$ 1,001.35	$ 0.16		0.53%
Investor A	1,000.00		1,015.00	0.24		1,000.00		1,001.27	0.24		0.78
Class K	1,000.00		1,015.00	0.15		1,000.00		1,001.36	0.14		0.48

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Commencement of operations.
(c)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 13/365 (to reflect the period since inception date of October 18, 2021 to October 31, 2021).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Cisco Systems, Inc.	4%
AstraZeneca PLC	3
Comerica, Inc.	3
Wells Fargo & Co.	3
Cognizant Technology Solutions Corp., Class A	3
Komatsu Ltd.	3
Zimmer Biomet Holdings, Inc.	3
SS&C Technologies Holdings, Inc.	3
Ralph Lauren Corp.	3
Anthem, Inc.	2

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Financials	25%
Health Care	18
Information Technology	15
Consumer Discretionary	11
Communication Services	6
Energy	5
Utilities	5
Industrials	5
Consumer Staples	4
Materials	4
Real Estate	1
Short-Term Securities	1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on October 18, 2021 (commencement of operations) and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments (unaudited) October 31, 2021	BlackRock Sustainable International Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 4.1%
Novo Nordisk A/S, Class B	974	$106,804
Pandora A/S	742	103,832

		210,636

France — 14.2%
BNP Paribas SA	2,597	173,836
L’Oreal SA	413	188,929
Sanofi	1,561	156,793
Schneider Electric SE	1,205	207,764

		727,322

Germany — 8.7%
Allianz SE, Registered Shares	652	151,401
Puma SE	1,077	133,602
Symrise AG	1,136	157,134

		442,137

Japan — 13.8%
Azbil Corp.	2,400	102,319
Ebara Corp.	2,300	125,504
Kurita Water Industries Ltd.	2,500	123,479
Sony Group Corp.	1,800	208,433
Toyota Motor Corp.	8,400	148,211

		707,946

Netherlands — 7.2%
ASML Holding NV	259	210,541
Koninklijke DSM NV	712	155,557

		366,098

Spain — 3.2%
Iberdrola SA	13,757	162,450

Sweden — 3.0%
Hexagon AB, B Shares	9,508	153,019

Switzerland — 9.9%
Nestle SA, Registered Shares	1,406	185,462
SGS SA, Registered Shares	58	171,710
Sika AG, Registered Shares	444	150,418

		507,590

Security	Shares	Value

United Kingdom — 19.0%
Ashtead Group PLC	1,225	$102,667
AstraZeneca PLC	1,457	182,273
Reckitt Benckiser Group PLC	1,999	162,284
RELX PLC	5,801	179,874
Rentokil Initial PLC	24,595	197,964
Smith & Nephew PLC	8,606	148,626

		973,688

United States — 15.3%
Adobe, Inc.(a)	247	160,639
Mastercard, Inc., Class A	421	141,254
Microsoft Corp.	658	218,206
PayPal Holdings, Inc.(a)	562	130,715
Regions Financial Corp.	5,573	131,969

		782,783

Total Long-Term Investments — 98.4% (Cost: $4,902,665)		5,033,669

Short-Term Securities(b)(c)

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	81,673	81,673

Total Short-Term Securities — 1.6% (Cost: $81,673)		81,673

Total Investments — 100.0% (Cost: $4,984,338)		5,115,342

Liabilities in Excess of Other Assets — (0.0)%		(924)

Net Assets — 100.0%		$5,114,418

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/18/21	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —		$81,673	(b)	$—	$—	$—	$81,673	81,673	$1	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Sustainable International Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$—	$210,636	$—	$210,636
France	—	727,322	—	727,322
Germany	—	442,137	—	442,137
Japan	—	707,946	—	707,946
Netherlands	—	366,098	—	366,098
Spain	162,450	—	—	162,450
Sweden	—	153,019	—	153,019
Switzerland	—	507,590	—	507,590
United Kingdom	—	973,688	—	973,688
United States	782,783	—	—	782,783
Short-Term Securities
Money Market Funds	81,673	—	—	81,673

	$1,026,906	$4,088,436	$—	$5,115,342

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) October 31, 2021	BlackRock Sustainable U.S. Growth Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.0%
Tesla, Inc.(a)	185	$206,090

Capital Markets — 4.3%
S&P Global, Inc.	470	222,855

Chemicals — 1.7%
Ecolab, Inc.	387	85,999

Commercial Services & Supplies — 2.5%
Copart, Inc.(a)	833	129,357

Containers & Packaging — 1.6%
Ball Corp.	897	82,058

Electronic Equipment, Instruments & Components — 2.1%
Zebra Technologies Corp., Class A(a)	200	106,790

Entertainment — 3.7%
Sea Ltd., ADR(a)	562	193,086

Health Care Equipment & Supplies — 1.4%
IDEXX Laboratories, Inc.(a)	107	71,277

Health Care Providers & Services — 1.5%
Humana, Inc.	169	78,274

Interactive Media & Services — 7.1%
Alphabet, Inc., Class A(a)	90	266,483
Snap, Inc., Class A(a)	1,908	100,322

		366,805

Internet & Direct Marketing Retail — 11.9%
Amazon.com, Inc.(a)	124	418,181
Etsy, Inc.(a)	789	197,795

		615,976

IT Services — 7.9%
Adyen NV(a)(b)	37	111,640
Shopify, Inc., Class A(a)	49	71,870
Visa, Inc., Class A	1,066	225,747

		409,257

Life Sciences Tools & Services — 4.2%
Thermo Fisher Scientific, Inc.	210	132,945
West Pharmaceutical Services, Inc.	193	82,967

		215,912

Machinery — 3.1%
Chart Industries, Inc.(a)	545	96,749
Xylem, Inc.	487	63,597

		160,346

Security	Shares	Value

Personal Products — 2.4%
L’Oreal SA	273	$124,885

Pharmaceuticals — 2.3%
Catalent, Inc.(a)	861	118,697

Semiconductors & Semiconductor Equipment — 8.1%
ASML Holding NV, Registered Shares	237	192,652
NVIDIA Corp.	880	224,990

		417,642

Software — 20.9%
Cadence Design Systems, Inc.(a)	335	57,992
Fair Isaac Corp.(a)	269	107,116
Intuit, Inc.	404	252,900
Microsoft Corp.	1,677	556,126
Paycom Software, Inc.(a)	186	101,900

		1,076,034

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	2,019	302,446

Textiles, Apparel & Luxury Goods — 2.0%
Kering SA	140	105,075

Total Long-Term Investments — 98.6% (Cost: $4,929,000)		5,088,861

Short-Term Securities(c)(d)

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	70,246	70,246

Total Short-Term Securities — 1.4% (Cost: $70,246)		70,246

Total Investments — 100.0% (Cost: $4,999,246)		5,159,107

Liabilities in Excess of Other Assets — (0.0)%		(951)

Net Assets — 100.0%		$5,158,156

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Sustainable U.S. Growth Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/18/21	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —		$70,246	(b)	$—	$—	$—	$70,246	70,246	$1	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$206,090	$—	$—	$206,090
Capital Markets	222,855	—	—	222,855
Chemicals	85,999	—	—	85,999
Commercial Services & Supplies	129,357	—	—	129,357
Containers & Packaging	82,058	—	—	82,058
Electronic Equipment, Instruments & Components	106,790	—	—	106,790
Entertainment	193,086	—	—	193,086
Health Care Equipment & Supplies	71,277	—	—	71,277
Health Care Providers & Services	78,274	—	—	78,274
Interactive Media & Services	366,805	—	—	366,805
Internet & Direct Marketing Retail	615,976	—	—	615,976
IT Services	297,617	111,640	—	409,257
Life Sciences Tools & Services	215,912	—	—	215,912
Machinery	160,346	—	—	160,346
Personal Products	—	124,885	—	124,885
Pharmaceuticals	118,697	—	—	118,697
Semiconductors & Semiconductor Equipment	417,642	—	—	417,642
Software	1,076,034	—	—	1,076,034
Technology Hardware, Storage & Peripherals	302,446	—	—	302,446
Textiles, Apparel & Luxury Goods	—	105,075	—	105,075
Short-Term Securities
Money Market Funds	70,246	—	—	70,246

	$4,817,507	$341,600	$—	$5,159,107

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) October 31, 2021	BlackRock Sustainable U.S. Value Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.5%
Lear Corp.	154	$26,465

Automobiles — 2.2%
General Motors Co.(a)	2,012	109,513

Banks — 10.8%
Bank of America Corp.	2,337	111,662
Citigroup, Inc.	1,479	102,288
Comerica, Inc.	2,020	171,882
Wells Fargo & Co.	3,197	163,558

		549,390

Beverages — 2.1%
PepsiCo, Inc.	652	105,363

Capital Markets — 5.4%
Charles Schwab Corp.	975	79,979
Invesco Ltd.	3,494	88,783
Morgan Stanley	1,009	103,705

		272,467

Communications Equipment — 4.0%
Cisco Systems, Inc.	3,623	202,779

Consumer Finance — 0.8%
American Express Co.	217	37,710

Containers & Packaging — 1.0%
Sealed Air Corp.	869	51,549

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	2,129	112,816

Equity Real Estate Investment Trusts (REITs) — 0.9%
SL Green Realty Corp.	665	46,597

Food Products — 1.8%
Danone SA	727	47,390
Lamb Weston Holdings, Inc.	796	44,934

		92,324

Health Care Equipment & Supplies — 4.8%
Alcon, Inc.	1,146	95,025
Zimmer Biomet Holdings, Inc.	1,028	147,127

		242,152

Health Care Providers & Services — 6.6%
Anthem, Inc.	282	122,707
Cigna Corp.	523	111,718
Quest Diagnostics, Inc.	687	100,838

		335,263

Household Durables — 1.8%
Panasonic Corp.	7,400	91,509

Insurance — 8.2%
American International Group, Inc.	793	46,858
Arthur J Gallagher & Co.	491	82,326
Fidelity National Financial, Inc.	920	44,077
First American Financial Corp.	769	56,245
Hartford Financial Services Group, Inc.	1,335	97,362
Willis Towers Watson PLC	359	86,978

		413,846

IT Services — 5.0%
Cognizant Technology Solutions Corp., Class A	2,041	159,382
Fidelity National Information Services, Inc.	871	96,454

		255,836

Security	Shares	Value

Machinery — 3.0%
Komatsu Ltd.	5,800	$151,910

Media — 1.8%
Fox Corp., Class A	2,316	92,038

Metals & Mining — 2.8%
Newmont Corp.	1,146	61,884
Steel Dynamics, Inc.	1,216	80,353

		142,237

Multiline Retail — 1.0%
Dollar General Corp.	232	51,393

Multi-Utilities — 5.2%
CenterPoint Energy, Inc.	2,914	75,881
Consolidated Edison, Inc.	516	38,906
Public Service Enterprise Group, Inc.	1,198	76,432
Sempra Energy	559	71,345

		262,564

Oil, Gas & Consumable Fuels — 5.2%
ConocoPhillips	861	64,136
EQT Corp.(a)	2,314	46,072
Equinor ASA	3,608	91,420
Woodside Petroleum Ltd.	3,657	63,930

		265,558

Pharmaceuticals — 7.0%
AstraZeneca PLC	1,396	174,642
Novo Nordisk A/S, ADR	570	62,774
Sanofi	1,173	117,821

		355,237

Road & Rail — 1.9%
Norfolk Southern Corp.	320	93,776

Software — 5.7%
CDK Global, Inc.	1,431	62,277
Microsoft Corp.	255	84,563
SS&C Technologies Holdings, Inc.	1,798	142,887

		289,727

Specialty Retail — 2.3%
Lowe’s Cos., Inc.	491	114,806

Textiles, Apparel & Luxury Goods — 3.5%
Gildan Activewear, Inc.	1,385	50,857
Ralph Lauren Corp.	1,010	128,442

		179,299

Wireless Telecommunication Services — 1.6%
Rogers Communications, Inc., Class B	1,792	83,345

Total Long-Term Investments — 99.1% (Cost: $4,953,620)		5,027,469

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Sustainable U.S. Value Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(b)(c)

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	45,776	$45,776

Total Short-Term Securities — 0.9% (Cost: $45,776)		45,776

Total Investments — 100.0% (Cost: $4,999,396)		5,073,245

Other Assets Less Liabilities — 0.0%		2,462

Net Assets — 100.0%		$5,075,707

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/18/21	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —		$45,776	(b)	$—	$—	$—	$45,776	45,776	$1	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$26,465	$—	$—	$26,465
Automobiles	109,513	—	—	109,513
Banks	549,390	—	—	549,390
Beverages	105,363	—	—	105,363
Capital Markets	272,467	—	—	272,467
Communications Equipment	202,779	—	—	202,779
Consumer Finance	37,710	—	—	37,710
Containers & Packaging	51,549	—	—	51,549
Diversified Telecommunication Services	112,816	—	—	112,816
Equity Real Estate Investment Trusts (REITs)	46,597	—	—	46,597
Food Products	44,934	47,390	—	92,324
Health Care Equipment & Supplies	147,127	95,025	—	242,152
Health Care Providers & Services	335,263	—	—	335,263
Household Durables	—	91,509	—	91,509

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Sustainable U.S. Value Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Insurance	$413,846	$—	$—	$413,846
IT Services	255,836	—	—	255,836
Machinery	—	151,910	—	151,910
Media	92,038	—	—	92,038
Metals & Mining	142,237	—	—	142,237
Multiline Retail	51,393	—	—	51,393
Multi-Utilities	262,564	—	—	262,564
Oil, Gas & Consumable Fuels	110,208	155,350	—	265,558
Pharmaceuticals	62,774	292,463	—	355,237
Road & Rail	93,776	—	—	93,776
Software	289,727	—	—	289,727
Specialty Retail	114,806	—	—	114,806
Textiles, Apparel & Luxury Goods	179,299	—	—	179,299
Wireless Telecommunication Services	83,345	—	—	83,345
Short-Term Securities
Money Market Funds	45,776	—	—	45,776

	$4,239,598	$833,647	$—	$5,073,245

See notes to financial statements.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

October 31, 2021

	BlackRock Sustainable International Equity Fund	BlackRock Sustainable U.S. Growth Equity Fund	BlackRock Sustainable U.S. Value Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$5,033,669	$5,088,861	$5,027,469
Investments at value — affiliated(b)	81,673	70,246	45,776
Foreign currency, at value(c)	—	—	2,153
Receivables:
Investments sold	—	—	60,535
Dividends — unaffiliated	—	—	2,501
From the Manager	7,359	6,821	7,030

Total assets	5,122,701	5,165,928	5,145,464

LIABILITIES
Payables:
Investments purchased	—	—	61,982
Accounting services fees	1,108	1,108	1,108
Custodian fees	452	226	226
Investment advisory fees	303	301	305
Offering costs	3,842	3,842	3,842
Directors’ and Officer’s fees	271	271	271
Other accrued expenses	229	229	229
Professional fees	2,070	1,787	1,786
Service fees	8	8	8

Total liabilities	8,283	7,772	69,757

NET ASSETS	$5,114,418	$5,158,156	$5,075,707

NET ASSETS CONSIST OF
Paid-in capital	$5,000,000	$5,000,000	$5,000,000
Accumulated earnings	114,418	158,156	75,707

NET ASSETS	$5,114,418	$5,158,156	$5,075,707

(a) Investments, at cost — unaffiliated	$4,902,665	$4,929,000	$4,953,620
(b) Investments, at cost — affiliated	$81,673	$70,246	$45,776
(c) Foreign currency, at cost	$—	$—	$2,159

F I N A N C I A L S T A T E M E N T S	15

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2021

	BlackRock Sustainable International Equity Fund	BlackRock Sustainable U.S. Growth Equity Fund	BlackRock Sustainable U.S. Value Equity Fund

NET ASSET VALUE
Institutional
Net assets	$102,287	$103,161	$101,513

Shares outstanding	10,000	10,000	10,000

Net asset value	$10.23	$10.32	$10.15

Shares authorized	500 million	500 million	500 million

Par value	$0.10	$0.10	$0.10

Investor A
Net assets	$102,279	$103,154	$101,505

Shares outstanding	10,000	10,000	10,000

Net asset value	$10.23	$10.32	$10.15

Shares authorized	100 million	100 million	100 million

Par value	$0.10	$0.10	$0.10

Class K
Net assets	$4,909,852	$4,951,841	$4,872,689

Shares outstanding	480,000	480,000	480,000

Net asset value	$10.23	$10.32	$10.15

Shares authorized	500 million	500 million	500 million

Par value	$0.10	$0.10	$0.10

See notes to financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Period Ended October 31, 2021

	BlackRock Sustainable International Equity Fund(a)	BlackRock Sustainable U.S. Growth Equity Fund(a)	BlackRock Sustainable U.S. Value Equity Fund(a)

INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$2,501
Dividends — affiliated	1	1	1

Total investment income	1	1	2,502

EXPENSES
Organization and offering	11,342	11,342	11,342
Professional	2,070	1,787	1,787
Accounting services	1,108	1,108	1,108
Investment advisory	914	941	736
Custodian	452	226	226
Directors and Officer	271	271	271
Printing and postage	181	181	181
Administration	65	65	65
Transfer agent — class specific	33	33	33
Administration — class specific	30	30	31
Service — class specific	8	8	8
Miscellaneous	15	15	15

Total expenses	16,489	16,007	15,803
Less:
Fees waived and/or reimbursed by the Manager	(15,504)	(14,995)	(14,995)
Administration fees waived — class specific	(30)	(30)	(31)
Transfer agent fees waived and/or reimbursed — class specific	(30)	(30)	(30)

Total expenses after fees waived and/or reimbursed	925	952	747

Net investment income (loss)	(924)	(951)	1,755

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	666
Foreign currency transactions	(15,662)	(754)	(557)

	(15,662)	(754)	109

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated	131,004	159,861	73,849
Foreign currency translations	—	—	(6)

	131,004	159,861	73,843

Net realized and unrealized gain	115,342	159,107	73,952

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,418	$158,156	$75,707

(a)	The Fund commenced operations on October 18, 2021.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	BlackRock Sustainable International Equity Fund	BlackRock Sustainable U.S. Growth Equity Fund

	Period from	Period from
	10/18/21(a)	10/18/21(a)
	to	to
	10/31/21	10/31/21
	(unaudited)	(unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(924)	$(951)
Net realized loss	(15,662)	(754)
Net change in unrealized appreciation (depreciation)	131,004	159,861

Net increase in net assets resulting from operations	114,418	158,156

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,000,000	5,000,000

NET ASSETS
Total increase in net assets	5,114,418	5,158,156
Beginning of period	—	—

End of period	$5,114,418	$5,158,156

(a)	Commencement of operations.

See notes to financial statements.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

BlackRock Sustainable U.S. Value Equity Fund

Period from
10/18/21(a)
to
10/31/21

(unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,755
Net realized gain	109
Net change in unrealized appreciation (depreciation)	73,843

Net increase in net assets resulting from operations	75,707

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	5,000,000

NET ASSETS
Total increase in net assets	5,075,707
Beginning of period	—

End of period	$5,075,707

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable International Equity Fund

	Institutional
	Period from
	10/18/21	(a)

	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain	0.23

Net increase from investment operations	0.23

Net asset value, end of period	$10.23

Total Return(d)
Based on net asset value	2.30	%(e)

Ratios to Average Net Assets
Total expenses	2.60	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.65	%(f)(g)

Net investment loss	(0.65	)%(f)(g)

Supplemental Data
Net assets, end of period (000)	$102

Portfolio turnover rate		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.16%.

See notes to financial statements.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable International Equity Fund (continued)

	Investor A
	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain	0.23

Net increase from investment operations	0.23

Net asset value, end of period	$10.23

Total Return(d)
Based on net asset value	2.30	%(e)

Ratios to Average Net Assets
Total expenses	2.85	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.90	%(f)(g)

Net investment loss	(0.90	)%(f)(g)

Supplemental Data
Net assets, end of period (000)	$102

Portfolio turnover rate		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.41%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable International Equity Fund (continued)

	Class K
	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain	0.23

Net increase from investment operations	0.23

Net asset value, end of period	$10.23

Total Return(d)
Based on net asset value	2.30	%(e)

Ratios to Average Net Assets
Total expenses	2.25	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.60	%(f)(g)

Net investment loss	(0.60	)%(f)(g)

Supplemental Data
Net assets, end of period (000)	$4,910

Portfolio turnover rate		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.80%.

See notes to financial statements.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Growth Equity Fund

	Institutional

	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain	0.32

Net increase from investment operations	0.32

Net asset value, end of period	$10.32

Total Return(d)
Based on net asset value	3.20	%(e)

Ratios to Average Net Assets
Total expenses	2.47	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.67	%(f)(g)

Net investment loss	(0.67	)%(f)(g)

Supplemental Data
Net assets, end of period (000)	$103

Portfolio turnover rate		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.88%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Growth Equity Fund (continued)

	Investor A

	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain	0.32

Net increase from investment operations	0.32

Net asset value, end of period	$10.32

Total Return(d)
Based on net asset value	3.20	%(e)

Ratios to Average Net Assets
Total expenses	2.72	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.92	%(f)(g)

Net investment loss	(0.92	)%(f)(g)

Supplemental Data
Net assets, end of period (000)	$103

Portfolio turnover rate		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 11.13%.

See notes to financial statements.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Growth Equity Fund (continued)

	Class K

	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.00	)(c)
Net realized and unrealized gain	0.32

Net increase from investment operations	0.32

Net asset value, end of period	$10.32

Total Return(d)
Based on net asset value	3.20	%(e)

Ratios to Average Net Assets
Total expenses	2.12	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.62	%(f)(g)

Net investment loss	(0.62	)%(f)(g)

Supplemental Data
Net assets, end of period (000)	$4,952

Portfolio turnover rate		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.52%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund

	Institutional

	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment income(b)	0.00	(c)
Net realized and unrealized gain	0.15

Net increase from investment operations	0.15

Net asset value, end of period	$10.15

Total Return(d)
Based on net asset value	1.50	%(e)

Ratios to Average Net Assets
Total expenses	2.32	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.53	%(f)(g)

Net investment income	1.10	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$102

Portfolio turnover rate		5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.65%.

See notes to financial statements.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund (continued)

	Investor A
	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment income(b)	0.00	(c)
Net realized and unrealized gain	0.15

Net increase from investment operations	0.15

Net asset value, end of period	$10.15

Total Return(d)
Based on net asset value	1.50	%(e)

Ratios to Average Net Assets
Total expenses	2.57	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.78	%(f)(g)

Net investment income	0.85	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$102

Portfolio turnover rate		5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.90%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable U.S. Value Equity Fund (continued)

	Class K
	Period from
	10/18/21	(a)
	to 10/31/21

Net asset value, beginning of period	$10.00

Net investment income(b)	0.00	(c)
Net realized and unrealized gain	0.15

Net increase from investment operations	0.15

Net asset value, end of period	$10.15

Total Return(d)
Based on net asset value	1.50	%(e)

Ratios to Average Net Assets
Total expenses	1.96	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.48	%(f)(g)

Net investment income	1.15	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$4,873

Portfolio turnover rate		5%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.29%.

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds VII, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. The following, each of which is a series of the Corporation, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Sustainable International Equity Fund	Sustainable International Equity	Non-Diversified
BlackRock Sustainable U.S. Growth Equity Fund	Sustainable U.S. Growth Equity	Non-Diversified
BlackRock Sustainable U.S. Value Equity Fund	Sustainable U.S. Value Equity	Non-Diversified

The Funds offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed each Fund $7,500, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Corporation (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

First $1 billion	0.60%	0.62%	0.48%
$1 billion - $3 billion	0.56	0.58	0.45
$3 billion - $5 billion	0.54	0.56	0.43
$5 billion - $10 billion	0.52	0.54	0.42
Greater than $10 billion	0.51	0.53	0.41

With respect to Sustainable International Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the period ended October 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A

Sustainable International Equity	$ 8
Sustainable U.S. Growth Equity	8
Sustainable U.S. Value Equity	8

Administration: The Corporation, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the period ended October 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$ —	$ 1	$ 29	$ 30
Sustainable U.S. Growth Equity	—	1	29	30
Sustainable U.S. Value Equity	1	1	29	31

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended October 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

For the period ended October 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$ 11	$ 11	$ 11	$ 33
Sustainable U.S. Growth Equity	11	11	11	33
Sustainable U.S. Value Equity	11	11	11	33

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended October 31, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived

Sustainable International Equity	$ 4
Sustainable U.S. Growth Equity	4
Sustainable U.S. Value Equity	4

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended October 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

Institutional	0.65%	0.67%	0.53%
Investor A	0.90	0.92	0.78
Class K	0.60	0.62	0.48

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund.

For the period ended October 31, 2021, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Amounts Waived

Sustainable International Equity	$ 8,000
Sustainable U.S. Growth Equity	7,491
Sustainable U.S. Value Equity	7,491

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the period ended October 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$ —	$ 1	$ 29	$ 30
Sustainable U.S. Growth Equity	—	1	29	30
Sustainable U.S. Value Equity	1	1	29	31

	Transfer Agent Fees Waived and/or Reimbursed

Fund Name	Institutional	Investor A	Class K	Total

Sustainable International Equity	$ 10	$ 9	$ 11	$ 30
Sustainable U.S. Growth Equity	9	10	11	30
Sustainable U.S. Value Equity	9	10	11	30

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 19, 2028, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

As of October 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Fund Name/Fund Level/Share Class	Expiring 05/31/24

Sustainable International Equity
Fund Level	$ 8,000
Institutional	10
Investor A	10
Class K	40

Sustainable U.S. Growth Equity
Fund Level	7,491
Institutional	9
Investor A	11
Class K	40

Sustainable U.S. Value Equity
Fund Level	7,491
Institutional	10
Investor A	11
Class K	40

Interfund Lending: In accordance with an exemptive order (the “Order”) from the Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officers in the Statements of Operations.

5.	PURCHASES AND SALES

For the period ended October 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Sustainable International Equity	$4,902,665	$—
Sustainable U.S. Growth Equity	4,929,000	—
Sustainable U.S. Value Equity	5,191,285	238,331

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

Tax cost	$4,984,338	$4,999,246	$4,999,396

Gross unrealized appreciation	$167,550	$253,810	$128,861
Gross unrealized depreciation	(36,546)	(93,949)	(55,012)

Net unrealized appreciation (depreciation)	$131,004	$159,861	$73,849

7.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Sustainable International Equity invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition

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Notes to Financial Statements (unaudited) (continued)

process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

8.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Period from 10/18/21(a)
	to 10/31/21

Fund Name/Share Class	Shares	Amounts

Sustainable International Equity

Institutional

Shares sold	10,000	$100,000

Investor A

Shares sold	10,000	$100,000

Class K

Shares sold	480,000	$4,800,000

	500,000	$5,000,000

Sustainable U.S. Growth Equity

Institutional

Shares sold	10,000	$100,000

Investor A

Shares sold	10,000	$100,000

Class K

Shares sold	480,000	$4,800,000

	500,000	$5,000,000

Sustainable U.S. Value Equity

Institutional

Shares sold	10,000	$100,000

Investor A

Shares sold	10,000	$100,000

Class K

Shares sold	480,000	$4,800,000

	500,000	$5,000,000

(a)	Commencement of operations.

As of October 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Sustainable International Equity	Sustainable U.S. Growth Equity	Sustainable U.S. Value Equity

Institutional	10,000	10,000	10,000
Investor A	10,000	10,000	10,000
Class K	480,000	480,000	480,000

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Disclosure of Investment Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds VII, Inc. (the “Corporation”) met on September 20-22, 2021 (the “Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Corporation, on behalf of BlackRock Sustainable U.S. Growth Equity Fund (“Sustainable U.S. Growth Equity Fund”), BlackRock Sustainable U.S. Value Equity Fund (“Sustainable U.S. Value Equity Fund”) and BlackRock Sustainable International Equity Fund (“Sustainable International Equity Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Corporation is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Funds, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Funds, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of each Funds as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for each Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding each Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for each Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the Funds’ portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Funds. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Funds, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Funds under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Funds was consistent with each Fund’s operational requirements, including, in addition to seeking to meet the pertinent Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Funds. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Funds. The Board considered that BlackRock and its affiliates will provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the pertinent Fund. In particular, BlackRock and its affiliates will provide the Funds with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical

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Disclosure of Investment Advisory Agreement  (continued)

and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Funds because the Funds were newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds

In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that Sustainable U.S. Growth Equity Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.

The Board noted that each of Sustainable International Equity Fund’s and Sustainable U.S. Value Equity Fund’s contractual management fee rate ranked in the first quartile, and that the estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of a Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Funds had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Funds. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Corporation, with respect to each Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	37

Disclosure of Investment Advisory Agreement  (continued)

their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Disclosure of Investment Sub-Advisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds VII, Inc. (the “Corporation”) met on September 20-22, 2021 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Corporation’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock Sustainable International Equity Fund (the “Fund”), a series of the Corporation.

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager, on behalf of the Fund. At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Corporation, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in the semi-annual shareholder report for the Corporation for the period ended October 31, 2021. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T S U B - A D V I S O R Y A G R E E M E N T	39

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Adviser(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL United Kingdom	New York, NY 10022

Accounting Agent and Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (US) Inc.	Sidley Austin LLP
Wilmington, DE 19809	New York, NY 10019

Custodian	Address of the Corporation
The Bank of New York Mellon	100 Bellevue Parkway
New York, NY 10286	Wilmington, DE 19809

(a)For	BlackRock Sustainable International Equity Fund.

A D D I T I O N A L I N F O R M A T I O N	41

Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

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Want to know more?

blackrock.com  |  800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

SEF-10/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VII, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: January 4, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VII, Inc.

Date: January 4, 2022